Definition of Terms in Portfolio Name	Oct. 05, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in senior loan funds and/or income funds. Guggenheim, through proprietary research, will strive to select Closed-End Funds featuring the potential for current income, diversification and overall liquidity.